Condensed Statement of Cash Flows - USD ($)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss		$ (67,486,000)	$ (11,609,000)		$ (55,146,000)	$ (26,749,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		710,000	361,000		1,984,000	964,000
Equity-based compensation expense		52,684,000	175,000		699,000	730,000
Changes in operating assets and liabilities:
Other assets		(3,843,000)	249,000		(5,704,000)	(809,000)
Accounts payable and accrued expenses		1,519,000	3,568,000		7,868,000	683,000
Income taxes payable		957,000
Net cash used in operating activities		(15,459,000)	(7,256,000)		(50,299,000)	(25,181,000)
Cash Flows from Investing Activities:
Proceeds from sale of equipment					1,000	0
Purchase of equipment and facility expansion		(839,000)	(1,389,000)		(5,192,000)	(5,456,000)
Net cash used in investing activities		(839,000)	(1,389,000)		(5,191,000)	(5,456,000)
Cash Flows from Financing Activities
Payments on finance leases		(8,000)	(7,000)		(30,000)	(11,000)
Borrowings under related party notes payable		20,000,000
Net cash contribution		5,550,000	20,000,000		71,500,000	20,000,000
Net cash flows from financing activities		25,542,000	19,993,000		71,470,000	19,989,000
Net change in cash and cash equivalents		9,244,000	11,348,000		15,980,000	(10,648,000)
Cash, beginning of period		20,558,000	4,577,000		4,577,000
Cash, beginning of period		20,558,000	4,578,000		4,578,000	15,226,000
Cash, end of period	$ 15,925,000	29,802,000	15,925,000	$ 20,558,000	20,558,000	4,577,000
Cash, end of period				20,558,000	20,558,000	4,578,000
Supplemental disclosure of non-cash investing activities:
Right of use assets obtained in exchange for lease obligations		496,000
Equipment and facility expansion included in accounts payable and accrued expenses		501,000	$ 910,000		1,295,000	$ 1,840,000
Social Capital Suvretta Holdings Corp. III [Member]
Cash Flows from Operating Activities:
Net loss	(5,182)	(3,981,025)		(2,324,629)
Adjustments to reconcile net loss to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Founder Shares	5,000			5,000
Interest earned on marketable securities held in Trust Account	0	(25,176)		(8,324)
Changes in operating assets and liabilities:
Prepaid expenses		84,851		(751,689)
Accounts payable				5,000
Accrued expenses				1,864,796
Advances from related party		33,623
Accounts payable and accrued expenses	44	3,499,128
Net cash used in operating activities	(138)	(388,599)		(1,209,846)
Cash Flows from Investing Activities:
Investment of cash into Trust Account				(250,000,000)
Net cash used in investing activities				(250,000,000)
Cash Flows from Financing Activities
Proceeds from sale of Public Shares, net of underwriting discounts paid				245,600,000
Proceeds from sale of Private Placement Shares				6,400,000
Advances from related party				97,319
Repayment of advances from related party				(87,319)
Proceeds from promissory note—related party	255			300,000
Repayment of promissory note—related party				(300,000)
Payment of offering costs	(117)			(359,666)
Net cash flows from financing activities	138			251,650,334
Net change in cash and cash equivalents		(388,599)		440,488
Cash, beginning of period		440,488
Cash, end of period		$ 51,889		440,488	$ 440,488
Non-Cash Investing and Financing Activities:
Offering costs paid by Sponsor in exchange for issuance of Founder Shares	20,000			20,000
Remeasurement of Class A ordinary shares subject to possible redemption				12,487,990
Deferred underwriting fee payable				$ 7,700,000
Offering costs included in accrued offering costs.	$ 5,000